Note 10 - Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Division I
Segment Reporting Information, Revenue for Reportable Segment		$ 10,676	$ 9,519	$ 21,184		$ 19,226
Profit (Loss)		4,062	3,892	7,779		7,482
Segment Reporting Information, Net Assets		119,044		119,044
Segment Reporting Information, Net Assets				115,423
Division II
Segment Reporting Information, Revenue for Reportable Segment		10,683	9,628	20,890		19,130
Profit (Loss)		4,953	4,970	9,341		9,811
Segment Reporting Information, Net Assets		129,317		129,317
Segment Reporting Information, Net Assets				123,844
Division III
Segment Reporting Information, Revenue for Reportable Segment		11,124	10,247	21,962		20,491
Profit (Loss)		5,221	5,388	9,874		10,527
Segment Reporting Information, Net Assets		126,372		126,372
Segment Reporting Information, Net Assets				125,568
Division IV
Segment Reporting Information, Revenue for Reportable Segment		12,511	10,709	24,466		21,184
Profit (Loss)		5,532	5,289	10,208		9,807
Segment Reporting Information, Net Assets		159,498		159,498
Segment Reporting Information, Net Assets				152,409
Division V
Segment Reporting Information, Revenue for Reportable Segment		8,737	7,279	17,040		14,502
Profit (Loss)		3,499	3,040	6,512		6,011
Segment Reporting Information, Net Assets		96,043		96,043
Segment Reporting Information, Net Assets				91,774
Division VII
Segment Reporting Information, Revenue for Reportable Segment		8,363	7,021	15,827		13,718
Profit (Loss)		2,893	2,754	4,943		4,751
Segment Reporting Information, Net Assets		96,669		96,669
Segment Reporting Information, Net Assets				91,753
Division VIII
Segment Reporting Information, Revenue for Reportable Segment		8,380	5,973	16,208		11,950
Profit (Loss)		2,678	1,225	4,846		2,869
Segment Reporting Information, Net Assets		97,574		97,574
Segment Reporting Information, Net Assets				90,425
Division IX
Segment Reporting Information, Revenue for Reportable Segment		9,341	8,612	18,373		17,140
Profit (Loss)		4,081	4,055	7,315		7,562
Segment Reporting Information, Net Assets		112,835		112,835
Segment Reporting Information, Net Assets				109,411
Segment Reporting Information, Revenue for Reportable Segment		79,815	68,988	155,950		137,341
Profit (Loss)		32,919	30,613	60,818		$ 58,820
Segment Reporting Information, Net Assets		937,352		937,352
Segment Reporting Information, Net Assets				900,607
Reconciliation of Revenues
Total revenues from reportable divisions		79,815	68,988	155,951	$ 137,341
Corporate finance charges earned not allocated to divisions		23	23	45	45
Corporate investment income earned not allocated to divisions		1,833	1,695	3,793	3,738
Timing difference of insurance income allocation to divisions		2,365	2,098	5,959	4,944
Other revenue not allocated to divisions		17	4	19	6
Consolidated Revenues	[1]	84,053	72,808	165,767	146,074
Profit per division		32,920	30,613	60,820	58,820
Corporate earnings not allocated		4,238	3,820	9,816	8,733
Corporate expenses not allocated		(26,937)	(22,701)	(53,615)	(43,813)
Consolidated Income Before Income Taxes		$ 10,221	$ 11,732	$ 17,021	$ 23,740

[1]	Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.